Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Schedule of components of other assets
Components of other assets were as follows:

(dollars in millions)
December 31,	2015	2014

Fixed assets, net (a)	$83	$73
Other investments (b)	67	104
Prepaid expenses and deferred charges (c)	35	23
Ceded insurance reserves	22	22
Other intangible assets	16	20
Escrow advance receivable	11	8
Cost basis investments	10	—
Receivables from parent and affiliates	9	11
Current tax receivable (d)	8	105
Real estate owned	8	13
Receivables related to sales of real estate loans and related trust assets (e)	5	79
Other	7	17
Total	$281	$475

(a)	Fixed assets were net of accumulated depreciation of $173 million at December 31, 2015 and $167 million at December 31, 2014.

(b)	Other investments primarily include commercial mortgage loans, receivables related to investments, and accrued investment income.

(c)	As a result of our early adoption of ASU 2015-03, we reclassified $29 million of debt issuance costs from other assets to long-term debt as of December 31, 2014.

(d)	Current tax receivable includes current federal and state tax assets.

(e)	Receivables related to sales of real estate loans and related trust assets includes $5 million and $64 million, respectively, of holdback provisions as of December 31, 2015 and 2014.

Schedule of gross carrying amount and accumulated amortization, in total and by major intangible asset class
The gross carrying amount and accumulated amortization, in total and by major intangible asset class were as follows:

(dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets

December 31, 2015
Value of business acquired (“VOBA”)	$36	$(32)	$4
Customer relationships	18	(18)	—
Licenses	12	—	12
Customer lists	9	(9)	—
Total	$75	$(59)	$16

December 31, 2014
VOBA	$36	$(32)	$4
Customer relationships	18	(15)	3
Licenses	12	—	12
Customer lists	9	(8)	1
Total	$75	$(55)	$20

Schedule of estimated aggregate amortization of other intangible assets
The estimated aggregate amortization of other intangible assets for each of the next five years is reflected in the table below.

(dollars in millions)	Estimated Aggregate Amortization Expense

2016	$1
2017 *	—
2018 *	—
2019 *	—
2020 *	—

*	Amortization expense is less than $1 million for each year subsequent to 2016 and, therefore, is not quantified in the table above.